PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 28, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

	February 28, 2014			February 28, 2013
		Accumulated	Net Book
	Cost	Amortization	Value	Net Book Value
Test equipment	18,966	17,036	1,930	5,915
Research and development equipment	2,260	1,976	284	148
Computer hardware	3,137	2,870	267	669
Production fixtures	1,458	1,213	245	208
Leasehold improvements	960	821	139	200
Furniture and fixtures	832	664	168	72
Communication equipment	282	268	14	46
Other	369	248	121	186

Total	28,264	25,096	3,168	7,444

Depreciation expenses relating to the above property and equipment of $3,573, $67, $1,008 were included in research and development ("R&D"), selling and marketing ("S&M") and general and administrative ("G&A") expenses respectively for the year ended February 28, 2014 [2013: R&D-$4,616; S&M-$121; G&A-$1,125]. Depreciation expense includes amortization of assets recorded under capital lease.